Other administrative expenses	12 Months Ended
Dec. 31, 2024
Other administrative expenses
Other administrative expenses

Note 6. Other administrative expenses

Skr mn	2024	2023	2022
Travel expenses and marketing	-11	-10	-9
IT and information system (fees incl.)	-166	-165	-163
Other fees	-35	-32	-33
Premises	-10	-9	-7
Other	-7	-6	-4
Total other administrative expenses	-229	-222	-216

Remuneration to auditors

Skr mn	2024	2023	2022
Öhrlings PricewaterhouseCoopers AB:
Audit fees[1]	-10	-10	-9
Audit related fees[2]	—	—	—
Tax related fees[3]	—	—	—
Other fees[4]	-3	-3	-2
Total	-13	-13	-11
1	Fees related to audit of annual financial statements and reviews of interim financial statements.
2	Fees charged for assurance and related services that are related to the performance of audit or review of the financial statements and are not reported under Audit fees.
3	Fees for professional services rendered by the principal independent auditors for tax compliance and tax advice.
4	Fees for products and services rendered by the principal independent auditors, other than the services reported in Audit fees through Tax - related fees above.

In the financial statements, remuneration to auditors is mainly included in Other administrative expenses.